Jan. 31, 2019

Ivy Funds

Supplement dated January 8, 2020 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019, April 8, 2019, July 31, 2019 and November 4, 2019

Effective January 1, 2020: Through January 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as set forth below. (NOTE: only share classes with new and/or revised expense limits are included below.)

Fund Name	New and/or Revised Expense Limit
	Class A	Class E
Ivy ProShares Interest Rate Hedged High Yield Index Fund		0.89%
Ivy ProShares MSCI ACWI Index Fund	0.89%	0.70%
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0.88%	0.71%
Ivy ProShares S&P 500 Bond Index Fund		0.59%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0.74%	0.60%

Effective January 1, 2020, the following replaces the “Class A Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy ProShares MSCI ACWI Index Fund	$339	$600	$881	$1,682
Ivy ProShares Russell 2000 Dividend Growers Index Fund	338	530	738	1,339
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	324	495	682	1,220

Effective January 1, 2020, the following replaces the “Class E Shares” row of both “Example” tables for each of the Funds listed below:

Fund Name	1 Year	3 Years	5 Years	10 Years
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$359	$664	$990	$1,903
Ivy ProShares MSCI ACWI Index Fund	340	629	938	1,804
Ivy ProShares Russell 2000 Dividend Growers Index Fund	341	573	822	1,524
Ivy ProShares S&P 500 Bond Index Fund	329	515	715	1,278
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	330	531	746	1,354